Initial Public Offering (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Feb. 19, 2021	Sep. 30, 2021	Dec. 31, 2020	Aug. 26, 2020
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Additional shares	20,125,000
Shares issued price per share (in Dollars per share)	$ 10
Gross proceeds (in Dollars)	$ 201.3
Offering costs (in Dollars)	11.5
Deferred underwriting commission (in Dollars)	$ 7.0
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Additional shares	2,625,000		11,500,000
Shares issued price per share (in Dollars per share)				$ 10
Class A Common Stock [Member]
Initial Public Offering (Details) [Line Items]
Additional shares			10,000,000
Shares issued price per share (in Dollars per share)		$ 10	$ 12
Price per share (in Dollars per share)			$ 10
Class A Common Stock [Member] | Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Additional shares	2,625,000		1,500,000